Stock-Based Compensation (Details) - Schedule of stock based compensation expense related to options granted to employees and non employees - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) - Schedule of stock based compensation expense related to options granted to employees and non employees [Line Items]
Total stock-based compensation expense	$ 4,995	$ 710
Cost of Revenue [Member]
Stock-Based Compensation (Details) - Schedule of stock based compensation expense related to options granted to employees and non employees [Line Items]
Total stock-based compensation expense	83	27
Research and development expense [Member]
Stock-Based Compensation (Details) - Schedule of stock based compensation expense related to options granted to employees and non employees [Line Items]
Total stock-based compensation expense	3,010	564
Selling, general and administrative expense [Member]
Stock-Based Compensation (Details) - Schedule of stock based compensation expense related to options granted to employees and non employees [Line Items]
Total stock-based compensation expense	$ 1,902	$ 119